Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed consolidated financial statements. Although a number of vaccines for COVID-19 have been developed and are in the process of being deployed in certain countries, including the United States, the timing for widespread vaccination is uncertain, and these vaccines may be less effective against new mutated strains of the virus. The impact of this coronavirus continues to evolve and is affecting the economies of many nations, individual companies and markets in general and may continue to last for an extended period of time. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy is not determinable as of the date of these unaudited condensed consolidated financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these unaudited condensed consolidated financial statements.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

Registration Rights

Pursuant to a registration rights agreement entered into on March 4, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $10,062,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On March 27, 2024, the Company signed a fee reduction agreement with Cantor Fitzgerald in which the underwriters forfeited 40.37% of the deferred underwriting commissions resulting in a reduction of $4,062,500 with a remaining $6,000,000 that is deferred and payable upon the business combination. The reduction of the $4,062,500 resulted in a gain from forgiveness of deferred underwriting commissions of $184,844 recorded as reduction of underwriting fee payable on the income statement and $3,877,656 was recorded to accumulated deficit.

Merger Agreement

As described in greater detail in Note 1, on April 27, 2023, the Company entered into the Merger Agreement.

The Merger

The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other transactions contemplated by the Merger Agreement):

(i)	At the Closing, in accordance with the DGCL, Merger Sub will merge with and into Legacy iLearningEngines, the separate corporate existence of Merger Sub will cease and Legacy iLearningEngines will be the surviving corporation and a wholly owned subsidiary of the Company; and

(ii)	as a result of the Merger, among other things, the outstanding shares of common stock of iLearningEngines (other than shares subject to Legacy iLearningEngines equity awards, treasury shares and dissenting shares) will be cancelled in exchange for the right to receive a number of shares of common stock of the Surviving Corporation equal to (x) the sum of (i) the Base Purchase Price (as defined below), minus (ii) the dollar value of the Company Incentive Amount (as defined below), plus (iii) the aggregate exercise price of the Company Warrants (as defined in the Merger Agreement) that are issued and outstanding immediately prior to the Effective Time, minus (iv) the aggregate amount of Note Balance (as defined in the Company Convertible Notes (as defined in the Merger Agreement)) divided by (y) $10.00. The “Base Purchase Price” means an amount equal to $1,285,000,000. The “Company Incentive Amount” means (x) the number of shares of the Company Class A Common Stock issuable to Legacy iLearningEngines securityholders (excluding, for the avoidance of doubt, the holders of Company Convertible Notes) at the Closing which Legacy iLearningEngines and the Company agree, at least two (2) business days prior to the Closing, to issue to certain private placement investors and non-redeeming stockholders (which amount will equal 82.03125% of all such shares issued to such investors and non-redeeming stockholders, with the remainder being contributed by the Sponsor), multiplied by (y) $10.00.

The Board has (i) approved and declared advisable the Merger Agreement and the Business Combination and (ii) resolved to recommend approval of the Merger Agreement and related matters by the stockholders of the Company. The consummation of the Business Combination is subject to certain conditions as further described in the Merger Agreement.

Sponsor Support Agreement

On April 27, 2023, concurrently with the execution of the Merger Agreement, the Company and Legacy iLearningEngines entered into an agreement (the “Sponsor Support Agreement”), pursuant to which, among other things, in connection with the Closing, the Sponsor agreed to (i) vote all its shares of the Company common stock in favor of the Business Combination, (ii) discharge any Excess Transaction Expenses (as defined in the Merger Agreement) by payment in cash or elect, at the option of Sponsor, to have the Company discharge any Excess Transaction Expenses by payment in cash against a corresponding cancellation of shares of the Company common stock held by Sponsor (or any combination thereof), (iii) loan all amounts contemplated by the proxy statement filed by the Company on or about February 13, 2023, pursuant to which the Company stockholders approved the extension of the deadline by which the Company must complete its Business Combination to July 6, 2023, including any amounts required in connection with any additional extension of such deadline, (iv) contribute the Sponsor Incentive Shares (as defined in the Merger Agreement), (v) waive any adjustment to the conversion ratio set forth in the governing documents of the Company or any other anti-dilution or similar protection with respect to the Class B common stock of the Company, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement, and (vi) agree to be bound by any restrictions on transfer set forth in the Company’s bylaws, in each case, on the terms and subject to the conditions set forth therein.

The scheduled maturity date of the forward transaction is one year from the Closing of the Business Combination (the “Maturity Date”), except that the Maturity Date may be accelerated if the shares trade under $2.00 for 10 out of 30 days or the shares are delisted by Nasdaq. Polar has the right to early terminate the transaction (in whole or in part) before the Maturity Date by delivering notice to the Company. If Polar terminates the Forward Purchase Agreement with respect to some or all of the shares prior to the Maturity Date, Polar will return an amount to the Company equal to the number of terminated shares multiplied by the Redemption Price. the Company can terminate the Forward Purchase Agreement prior to the redemption deadline if the Company pays Polar a $300,000 break-up fee. On the Maturity Date, the Company may be required to make a cash payment to Polar if Polar has not terminated the Forward Purchase Agreement in full equal to the number of shares (less any shares terminated prior to the Maturity Date) multiplied by $0.60.

As of March 31, 2024 and December 31, 2023, the value of the Forward Purchase Agreement was $1,500,000. Upon closing of the Business Combination, the Company agreed to pay $246,000, and shares of New iLearningEngines Common Stock have been issued as repayment for the Forward Purchase Agreement.

BTIG Fee Agreement

On July 25, 2023, BTIG, LLC (“BTIG”) and the Company entered into a letter agreement (the “BTIG Engagement Letter”) pursuant to which the Company engaged BTIG as a financial advisor in connection with the Business Combination.

On March 27, 2024, the Company and BTIG amended the BTIG Engagement Letter (the “BTIG Amendment”), pursuant to which, in lieu of payment in cash of the full amount of any advisory fees or other fees and expenses owed under the BTIG Engagement Letter, the Company agreed to issue shares of New iLearningEngines Common Stock in an aggregate amount of approximately $3 million along with approximately $53,000 of expenses.

The number of BTIG Fee Shares to be so issued, transferred and delivered to BTIG in satisfaction of the Success Fee shall be equal to the greater of (a) the dollar amount of the Success Fee (less any portion of the Success Fee previously paid in cash, if any) divided by $10.00 and (b) the quotient obtained by dividing (x) the dollar amount of the Success Fee (less any portion of the Success Fee previously paid in cash, if any) by (y) the VWAP (as defined herein) of the New Common Stock over the seven (7) Trading Days immediately preceding the Initial Filing Date.

Goodwin Agreement

On March 25, 2024, Goodwin Proctor LLP (“Goodwin”) and the Company entered into an agreement pursuant to which the Company will pay $2,000,000 upon closing of the Business Combination and another $1,000,000 as a deferred payment before July 31, 2024. As of March 31, 2024 and December 31, 2023, the Company accrued $2,718,385 and $1,907,277, respectively.

Cooley Fee Agreement

On October 20, 2020, Cooley LLP and Arrowroot entered into a letter agreement (the “Cooley Engagement Letter”) pursuant to which Arrowroot engaged Cooley as a law firm in connection with the Business Combination. On March 27, 2024, Cooley and Arrowroot amended the Cooley Engagement Letter (the “Cooley Amendment”), to provide that, Arrowroot will pay to Cooley $2,000,000 in legal fees (the “Cooley Deferred Law Fee”) in the form of a certain number of shares (the “Cooley Fee Shares”). The Cooley Fee Shares will be issued in the form of shares of New iLearningEngines Common Stock (as defined below) in an amount of shares equal to the greater of (i) $2,000,000, divided by $10.00 and (ii) the quotient obtained by dividing (x) $2,000,000 by (y) the VWAP (as defined in the Cooley Amendment) of New iLearningEngines Common Stock over the seven (7) trading days immediately prior to the initial filing of the Resale Registration Statement (as defined in the Cooley Amendment). Under the Cooley Amendment, the combined company will be subject to, among others, certain obligations with respect to the filing of the resale registration statement and maintaining the continued effectiveness of the resale registration statement. As of March 31, 2024 and December 31, 2023, the Company accrued $1,205,451 and $1,187,272, respectively.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. Although a number of vaccines for COVID-19 have been developed and are in the process of being deployed in certain countries, including the United States, the timing for widespread vaccination is uncertain, and these vaccines may be less effective against new mutated strains of the virus. The impact of this coronavirus continues to evolve and is affecting the economies of many nations, individual companies and markets in general and may continue to last for an extended period of time. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy is not determinable as of the date of these consolidated financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these consolidated financial statements.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

Registration Rights

Pursuant to a registration rights agreement entered into on March 4, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $10,062,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Merger Agreement

As described in greater detail in Note 1, on April 27, 2023, the Company entered into the Merger Agreement.

The Merger

The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other transactions contemplated by the Merger Agreement):

(i)	at the Closing, in accordance with the DGCL, Merger Sub will merge with and into iLearningEngines, the separate corporate existence of Merger Sub will cease and iLearningEngines will be the surviving corporation and a wholly owned subsidiary of the Company; and

(ii)	as a result of the Merger, among other things, the outstanding shares of common stock of iLearningEngines (other than shares subject to iLearningEngines equity awards, treasury shares and dissenting shares) will be cancelled in exchange for the right to receive a number of shares of common stock of the Surviving Corporation equal to (x) the sum of (i) the Base Purchase Price (as defined below), minus (ii) the dollar value of the Company Incentive Amount (as defined below), plus (iii) the aggregate exercise price of the Company Warrants (as defined in the Merger Agreement) that are issued and outstanding immediately prior to the Effective Time, minus (iv) the aggregate amount of Note Balance (as defined in the Company Convertible Notes (as defined in the Merger Agreement)) divided by (y) $10.00. The “Base Purchase Price” means an amount equal to $1,285,000,000. The “Company Incentive Amount” means (x) the number of shares of the Company Class A Common Stock issuable to iLearningEngines securityholders (excluding, for the avoidance of doubt, the holders of Company Convertible Notes) at the Closing which iLearningEngines and the Company agree, at least two (2) business days prior to the Closing, to issue to certain private placement investors and non-redeeming stockholders (which amount will equal 82.03125% of all such shares issued to such investors and non-redeeming stockholders, with the remainder being contributed by the Sponsor), multiplied by (y) $10.00.

The Board has (i) approved and declared advisable the Merger Agreement and the Business Combination and (ii) resolved to recommend approval of the Merger Agreement and related matters by the stockholders of the Company. The consummation of the Business Combination is subject to certain conditions as further described in the Merger Agreement.

Sponsor Support Agreement

On April 27, 2023, concurrently with the execution of the Merger Agreement, the Company and iLearningEngines entered into an agreement (the “Sponsor Support Agreement”), pursuant to which, among other things, in connection with the Closing, the Sponsor agreed to (i) vote all its shares of the Company common stock in favor of the Business Combination, (ii) discharge any Excess Transaction Expenses (as defined in the Merger Agreement) by payment in cash or elect, at the option of Sponsor, to have the Company discharge any Excess Transaction Expenses by payment in cash against a corresponding cancellation of shares of the Company common stock held by Sponsor (or any combination thereof), (iii) loan all amounts contemplated by the proxy statement filed by the Company on or about February 13, 2023, pursuant to which the Company stockholders approved the extension of the deadline by which the Company must complete its Business Combination to July 6, 2023, including any amounts required in connection with any additional extension of such deadline, (iv) contribute the Sponsor Incentive Shares (as defined in the Merger Agreement), (v) waive any adjustment to the conversion ratio set forth in the governing documents of the Company or any other anti-dilution or similar protection with respect to the Class B common stock of the Company, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement, and (vi) agree to be bound by any restrictions on transfer set forth in the Company’s bylaws, in each case, on the terms and subject to the conditions set forth therein.

The scheduled maturity date of the forward transaction is one year from the Closing of the Business Combination (the “Maturity Date”), except that the Maturity Date may be accelerated if the shares trade under $2.00 for 10 out of 30 days or the shares are delisted by Nasdaq. Polar has the right to early terminate the transaction (in whole or in part) before the Maturity Date by delivering notice to the Company. If Polar terminates the Forward Purchase Agreement with respect to some or all of the shares prior to the Maturity Date, Polar will return an amount to the Company equal to the number of terminated shares multiplied by the Redemption Price. the Company can terminate the Forward Purchase Agreement prior to the redemption deadline if the Company pays Polar a $300,000 break-up fee. On the Maturity Date, the Company may be required to make a cash payment to Polar if Polar has not terminated the Forward Purchase Agreement in full equal to the number of shares (less any shares terminated prior to the Maturity Date) multiplied by $0.60.

As of December 31, 2023, the value of the Forward Purchase Agreement was $1,500,000.

BTIG Fee Agreement

On July 25, 2023, BTIG, LLC (“BTIG”) and the Company entered into a letter agreement (the “BTIG Engagement Letter”) pursuant to which the Company engaged BTIG as a financial advisor in connection with the Business Combination.